Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Millions		6 Months Ended			12 Months Ended
	Feb. 28, 2020 $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2019 shares	Oct. 01, 2019 USD ($)	Dec. 31, 2018 shares	Oct. 01, 2018 USD ($)	Sep. 30, 2016 shares
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share | shares			0	0	0	0	0
Advertising expense					$ 108	$ 104	$ 97
Accumulated deficit		$ (1,166)			(1,177)	$ (1,272)					$ (1,133)
Right-of-use assets		281			0
Lease liabilities		351
Common stock, shares authorized | shares	2,100,000,000
Preferred Stock, Shares Authorized | shares	100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 1.00
Stock Split Description	477,242.614671815-for-1 stock split
Decrease to share-based compensation liability due to change in accounting policy					$ 211
Furniture and fixtures | Minimum
Accounting Policies [Line Items]
Property plant and equipment useful life					5 years
Furniture and fixtures | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life					7 years
Computer Equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life					5 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life					13 years
Building | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life					40 years
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Right-of-use assets									$ 297
Lease liabilities									366
Decrease, net of tax, to accumulated deficit due to change in accounting policy		$ 7
Accounting Standards Update 2016-02 | Forecast | Subsequent Event
Accounting Policies [Line Items]
Right-of-use assets									360
Lease liabilities									360
Topic 606
Accounting Policies [Line Items]
Estimated refund liabilities reclassified from accounts receivable to other current liabilities											28
Decrease, net of tax, to accumulated deficit due to change in accounting policy			$ 150		$ 150
Topic 606 | Difference between Revenue Guidance in Effect before and after Topic 606
Accounting Policies [Line Items]
Accumulated deficit					$ 154						$ 139
Common Class B [Member]
Accounting Policies [Line Items]
Common stock, shares authorized | shares	1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000
Common stock, par value per share | $ / shares	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares outstanding | shares	510,000,000	510,000,000	505,830,022		505,830,022	501,991,944	503,392,885	510,000,000		505,830,022		503,392,885
Common Class B [Member] | Subsequent Event
Accounting Policies [Line Items]
Stock split	477,242.614671815
Common stock, voting rights	20 votes per share
Common Class A [Member]
Accounting Policies [Line Items]
Common stock, shares authorized | shares	1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000
Common stock, par value per share | $ / shares	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares outstanding | shares		0			0	0
Common Class A [Member] | Subsequent Event
Accounting Policies [Line Items]
Common stock, voting rights	one vote per share
Accumulated Deficit | Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Decrease, net of tax, to accumulated deficit due to change in accounting policy		$ 7
Deferred rent liability									69
Decrease In Accumulated Deficit									$ 7
Accumulated Deficit | Topic 606
Accounting Policies [Line Items]
Decrease, net of tax, to accumulated deficit due to change in accounting policy			$ 139		$ 139
Change in Accounting Method Accounted for as Change in Estimate [Member]
Accounting Policies [Line Items]
Decrease to share-based compensation liability due to change in accounting policy		(38)
Decrease, net of tax, to accumulated deficit due to change in accounting policy		$ (33)
Customer Concentration | Accounts Receivable | Spotify
Accounting Policies [Line Items]
Customer concentration percentage					13.00%	18.00%